AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	APPAREL — 1.0%
10,983	NIKE, Inc. - Class B	$1,212,194
	BANKS — 1.0%
28,757	Bank of New York Mellon Corp.	1,280,262
	BUILDING MATERIALS — 2.2%
28,265	Carrier Global Corp.	1,405,053
2,905	Martin Marietta Materials, Inc.	1,341,210
		2,746,263
	CHEMICALS — 2.1%
7,004	Ecolab, Inc.	1,307,577
8,806	PPG Industries, Inc.	1,305,930
		2,613,507
	COMMERCIAL SERVICES — 7.0%
5,531	Automatic Data Processing, Inc.	1,215,659
19,144	Block, Inc.*	1,274,416
5,541	Equifax, Inc.	1,303,797
3,647	Moody's Corp.	1,268,135
18,651	PayPal Holdings, Inc.*	1,244,581
3,145	S&P Global, Inc.	1,260,799
5,277	Verisk Analytics, Inc.	1,192,760
		8,760,147
	COMPUTERS — 4.0%
3,779	Accenture PLC - Class A1	1,166,124
6,523	Apple, Inc.	1,265,266
16,921	Fortinet, Inc.*	1,279,059
8,989	International Business Machines Corp.	1,202,818
		4,913,267
	COSMETICS/PERSONAL CARE — 1.0%
6,281	Estee Lauder Cos., Inc. - Class A	1,233,463
	DISTRIBUTION/WHOLESALE — 1.0%
21,469	Fastenal Co.	1,266,456
	DIVERSIFIED FINANCIAL SERVICES — 7.0%
7,290	American Express Co.	1,269,918
1,758	BlackRock, Inc.	1,215,024
21,942	Charles Schwab Corp.	1,243,673
6,467	CME Group, Inc.	1,198,270
10,911	Intercontinental Exchange, Inc.	1,233,816
3,168	Mastercard, Inc. - Class A	1,245,974

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
5,231	Visa, Inc. - Class A	$1,242,258
		8,648,933
	ELECTRIC — 0.9%
13,587	Ormat Technologies, Inc.	1,093,210
	ENERGY-ALTERNATE SOURCES — 0.9%
65,537	Sunrun, Inc.*	1,170,491
	FOOD — 1.9%
33,153	Conagra Brands, Inc.	1,117,919
16,527	Sysco Corp.	1,226,304
		2,344,223
	HAND/MACHINE TOOLS — 1.2%
15,420	Stanley Black & Decker, Inc.	1,445,008
	HEALTHCARE-PRODUCTS — 5.0%
11,335	Abbott Laboratories	1,235,742
13,726	Edwards Lifesciences Corp.*	1,294,773
13,968	Medtronic PLC[1]	1,230,581
4,196	Stryker Corp.	1,280,158
2,275	Thermo Fisher Scientific, Inc.	1,186,981
		6,228,235
	HEALTHCARE-SERVICES — 2.1%
4,374	HCA Healthcare, Inc.	1,327,421
5,870	IQVIA Holdings, Inc.*	1,319,400
		2,646,821
	HOME BUILDERS — 1.1%
17,495	PulteGroup, Inc.	1,359,012
	HOUSEHOLD PRODUCTS/WARES — 2.0%
12,504	Church & Dwight Co., Inc.	1,253,276
8,610	Kimberly-Clark Corp.	1,188,696
		2,441,972
	INSURANCE — 3.0%
3,749	Aon PLC - Class A1	1,294,155
6,676	Marsh & McLennan Cos., Inc.	1,255,622
6,831	Travelers Cos., Inc.	1,186,271
		3,736,048

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET — 4.0%
9,410	Alphabet, Inc. - Class A*	$1,126,377
9,371	Alphabet, Inc. - Class C*	1,133,610
2,926	Netflix, Inc.*	1,288,874
5,417	Palo Alto Networks, Inc.*	1,384,097
		4,932,958
	LODGING — 1.0%
20,969	Las Vegas Sands Corp.*	1,216,202
	MACHINERY-DIVERSIFIED — 1.1%
3,341	Deere & Co.	1,353,740
	MEDIA — 1.0%
29,379	Comcast Corp. - Class A	1,220,697
	PHARMACEUTICALS — 10.0%
6,794	AmerisourceBergen Corp.	1,307,369
4,782	Becton Dickinson & Co.	1,262,496
17,940	Bristol-Myers Squibb Co.	1,147,263
14,048	Cardinal Health, Inc.	1,328,519
4,673	Cigna Group	1,311,244
2,692	Eli Lilly & Co.	1,262,494
7,456	Johnson & Johnson	1,234,117
2,957	McKesson Corp.	1,263,556
10,471	Merck & Co., Inc.	1,208,249
30,408	Pfizer, Inc.	1,115,365
		12,440,672
	REITS — 2.9%
1,551	Equinix, Inc.	1,215,891
9,284	Prologis, Inc.	1,138,497
10,994	Simon Property Group, Inc.	1,269,587
		3,623,975
	RETAIL — 6.1%
485	AutoZone, Inc.*	1,209,280
7,761	Genuine Parts Co.	1,313,394
1,281	O'Reilly Automotive, Inc.*	1,223,739
11,158	Ross Stores, Inc.	1,251,146
15,054	TJX Cos., Inc.	1,276,429
2,820	Ulta Beauty, Inc.*	1,327,078
		7,601,066
	SEMICONDUCTORS — 11.9%
9,778	Advanced Micro Devices, Inc.*	1,113,812

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
6,505	Analog Devices, Inc.	$1,267,239
1,430	Broadcom, Inc.	1,240,425
36,771	Intel Corp.	1,229,622
2,610	KLA Corp.	1,265,902
19,766	Marvell Technology, Inc.	1,181,611
15,359	Microchip Technology, Inc.	1,376,013
16,951	Micron Technology, Inc.	1,069,778
3,056	NVIDIA Corp.	1,292,749
13,828	ON Semiconductor Corp.*	1,307,852
10,193	QUALCOMM, Inc.	1,213,375
6,649	Texas Instruments, Inc.	1,196,953
		14,755,331
	SOFTWARE — 12.6%
2,768	Adobe, Inc.*	1,353,524
5,799	Autodesk, Inc.*	1,186,534
5,009	Cadence Design Systems, Inc.*	1,174,711
9,031	Electronic Arts, Inc.	1,171,321
2,759	Intuit, Inc.	1,264,146
3,521	Microsoft Corp.	1,199,041
2,459	MSCI, Inc.	1,153,984
10,911	Oracle Corp.	1,299,391
11,018	Paychex, Inc.	1,232,584
2,546	Roper Technologies, Inc.	1,224,117
5,174	Salesforce, Inc.*	1,093,059
2,123	ServiceNow, Inc.*	1,193,062
2,541	Synopsys, Inc.*	1,106,377
		15,651,851
	TELECOMMUNICATIONS — 2.8%
6,949	Arista Networks, Inc.*	1,126,155
73,496	AT&T, Inc.	1,172,261
23,277	Cisco Systems, Inc.	1,204,352
		3,502,768
	VENTURE CAPITAL — 1.0%
22,452	KKR & Co., Inc.	1,257,312

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 0.9%
8,005	American Water Works Co., Inc.	$1,142,714
	TOTAL COMMON STOCKS
	(Cost $115,832,051)	123,838,798
	TOTAL INVESTMENTS — 99.7%
	(Cost $115,832,051)	123,838,798
	Other Assets in Excess of Liabilities — 0.3%	382,693
	TOTAL NET ASSETS — 100.0%	$124,221,491

PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.